Supplement dated April 18, 2016
to the Prospectus, as supplemented, of each of the following funds:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust I
Columbia Variable Portfolio (CVP) – International Opportunities Fund	5/1/2015
Columbia Variable Portfolio (CVP) – Large Cap Growth Fund II	5/1/2015
Columbia Variable Portfolio (CVP) – Large Cap Growth Fund III	5/1/2015
Variable Portfolio (VP) – Loomis Sayles Growth Fund II	5/1/2015
(each, a Selling Fund)
At a Joint Special Meeting of Shareholders held on April 15, 2016, shareholders of each Selling Fund approved a proposal to merge the Selling Fund with and into the corresponding acquiring fund listed in the table below (each, a Buying Fund). The merger of Columbia Variable Portfolio – International Opportunities Fund with and into Columbia Variable Portfolio – Select International Equity Fund is expected to be a tax-free reorganization for U.S. federal income tax purposes. Each of the mergers of Columbia Variable Portfolio – Large Cap Growth Fund II with and into Columbia Variable Portfolio – Large Cap Growth Fund, Columbia Variable Portfolio – Large Cap Growth Fund III with and into Columbia Variable Portfolio – Large Cap Growth Fund and Variable Portfolio – Loomis Sayles Growth Fund II with and into Variable Portfolio – Loomis Sayles Growth Fund is expected to be treated for U.S. federal income tax purposes as a contribution of assets by the Selling Fund in exchange for partnership units of the Buying Fund, followed by a liquidation of the Selling Fund. The table below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur (Reorganization Date).

Selling Fund	Buying Fund	Reorganization Date
CVP - International Opportunities Fund	Columbia Variable Portfolio - Select International Equity Fund	April 29, 2016
CVP - Large Cap Growth Fund II	Columbia Variable Portfolio - Large Cap Growth Fund	April 29, 2016
CVP - Large Cap Growth Fund III	Columbia Variable Portfolio - Large Cap Growth Fund	April 29, 2016
VP - Loomis Sayles Growth Fund II	Variable Portfolio - Loomis Sayles Growth Fund	April 29, 2016
Shareholders should retain this Supplement for future reference.
C-1546-8 A (4/16)